SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Estimated Useful Lives of Property and Equipment) (Details)	12 Months Ended
Dec. 31, 2018
Digital display network [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Gas station display network equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Wifi [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Computer Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Computer Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Building [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	40 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	Shorter of the term of the lease or the estimated useful lives of the assets